SUBSEQUENT EVENTS (Details Narrative) - USD ($)		12 Months Ended
	May 17, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Proceeds from convertible note			$ 5,550,607
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Discount rate	10.00%
Proceeds from convertible note	$ 1,000,000
Interest rate	10.00%
Conversion price	$ 0.50
Conversion rate	80.00%